Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs") (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 9 [member]
Statement [LineItems]
Summary of Financial Assets and Liabilities

The following table shows the original measurement categories and carrying amount under IAS 39 and the new measurement categories and carrying amount under IFRS 9 for each class of the Group’s financial assets and financial liabilities as of January 1, 2018.

	Measurement Category		Carrying Amount
Financial Assets	IAS 39	IFRS 9	IAS 39	IAS 39	IFRS 9	IFRS 9	Remark
			NT$	US$ (Note 4)	NT$	US$ (Note 4)

Cash and cash equivalents	Loans and receivables	Amortized cost	$46,078,066	$1,505,327	$46,078,066	$1,505,327
Derivatives	Held for trading	Mandatorily at fair value through profit or loss (“FVTPL”)	121,863	3,981	121,863	3,981
Equity instruments	Held for trading	Mandatorily at FVTPL	4,410,732	144,094	4,410,732	144,094
	Available-for-sale	Mandatorily at FVTPL	279,791	9,141	279,791	9,141	b)
	Available-for-sale	Fair value through other comprehensive income (“FVTOCI”) - equity instruments	908,549	29,681	908,549	29,681	a)
Open-end mutual funds	Held for trading	Mandatorily at FVTPL	589,976	19,274	589,976	19,274
	Available-for-sale	Mandatorily at FVTPL	23,825	778	23,825	778	b)
Debt instruments	Designated as at FVTPL	Mandatorily at FVTPL	100,496	3,283	100,496	3,283
	Other financial assets	FVTOCI - debt instruments	1,000,000	32,669	1,080,000	35,283	d)
Time deposits with original maturity of over three months, pledged time deposits and guarantee deposits	Loans and receivables	Amortized cost	405,520	13,248	405,520	13,248	c)
Trade receivables and other receivables	Loans and receivables	Amortized cost	56,252,661	1,837,722	56,252,661	1,837,722

Financial Assets	IAS 39 Carrying Amount as of January 1, 2018	Reclassifi- cations	Remea- surements	IFRS 9 Carrying Amount as of January 1, 2018	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Remark
	NT$	NT$	NT$	NT$	NT$	NT$

FVTPL	$5,223,067

Add: Reclassification from available-for-sale (IAS 39) - required reclassification	-	$303,616	$-		$110,648	$(110,648)	b)
	5,223,067	303,616	-	$5,526,683	110,648	(110,648)

FVTOCI

Debt instruments
Add: Reclassification from other financial assets	-	1,000,000	80,000		-	80,000	d)
Equity instruments Add: Reclassification from available-for-sale (IAS 39)	-	908,549	-		417,398	(417,398)	a)
	-	1,908,549	80,000	1,988,549	417,398	(337,398)

Investments accounted for using the equity method	48,753,751	-	(2,586)	48,751,165	(163,579)	160,993

	$53,976,818	$2,212,165	$77,414	$56,266,397	$364,467	$(287,053)

Financial Assets	IAS 39 Carrying Amount as of January 1, 2018	Reclassifi- cations	Remea- surements	IFRS 9 Carrying Amount as of January 1, 2018	Retained Earnings Effect on January 1, 2018	Other Equity Effect on January 1, 2018	Remark
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

FVTPL	$170,633

Add: Reclassification from available-for-sale (IAS 39) - required reclassification	-	$9,919	$-		$3,615	$(3,615)	b)
	170,633	9,919	-	$180,551	3,615	(3,615)

FVTOCI

Debt instruments
Add: Reclassification from other financial assets	-	32,669	2,614		-	2,614	d)
Equity instruments Add: Reclassification from available-for-sale (IAS 39)	-	29,682	-		13,636	(13,636)	a)
	-	62,351	2,614	64,964	13,636	(11,022)

Investments accounted for using the equity method	1,592,739	-	(85)	1,592,655	(5,344)	5,259

	$1,763,372	$72,270	$2,529	$1,838,170	$11,907	$(9,378)

a)	Unquoted shares and limited partnership classified as available-for-sale are designated as at FVTOCI and the changes in fair value accumulated in other equity are transferred directly to retained earnings instead of being reclassified to profit or loss on disposal. Impairment losses previously recognized and accumulated in retained earnings are adjusted by the Group to record an increase in retained earnings and a decrease in other equity, unrealized gains or losses on financial assets at fair value through other comprehensive income, since no subsequent impairment assessment is required under IFRS 9;

b)	Quoted shares classified as available-for-sale are classified as at fair value through profit or loss under IFRS 9. Open-end mutual funds classified as available-for-sale are classified as at fair value through profit or loss under IFRS 9 because the contractual cash flows are not solely payments of principal and interest on the principal outstanding and they are not equity instruments. The Group reclassifies unrealized gains or losses on available-for-sale financial assets in other equity to retained earnings;

c)	Time deposits with original maturity of over three months, pledged time deposits and guarantee deposits are classified as measured at amortized cost under IFRS 9 because, on initial recognition, the contractual cash flows that are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is to collect the contractual cash flows; and

d)	Debt investments with no active market are classified as at fair value through other comprehensive income under IFRS 9, because, on initial recognition, the contractual cash flows that are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets. The Group adjusts those debt investments and other equity, unrealized gains or losses on financial assets at fair value through other comprehensive income, based on their fair value.

IFRS 16 [member]
Statement [LineItems]
Summary of Anticipated Impact on Assets, Liabilities and Equity

Anticipated impact on assets, liabilities and equity as of January 1, 2019

	IAS 17 Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application of IFRS 16	IFRS 16 Carrying Amount as of January 1, 2019
	NT$	NT$	NT$

Other financial assets - current	$6,539,467	$(31)	$6,539,436
Other current assets	3,773,384	(385,014)	3,388,370
Long-term prepayments for lease	10,764,835	(10,764,835)	-
Property, plant and equipment	214,592,588	(277,079)	214,315,509
Right-of-use assets	-	10,724,198	10,724,198
Investment properties	7,738,379	6,599,225	14,337,604
Other financial assets - non-current	1,044,294	(2,747)	1,041,547
Other intangible assets	30,897,700	(59,667)	30,838,033

Total effect on assets	$275,350,647	$5,834,050	$281,184,697

Obligation under leases - current	$-	$490,085	$490,085
Other current liabilities	5,984,156	(17,144)	5,967,012
Obligation under leases - non-current	-	5,598,071	5,598,071
Other current liabilities - non-current	1,371,302	(236,962)	1,134,340

Total effect on liabilities	$7,355,458	$5,834,050	$13,189,508

	IAS 17 Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application of IFRS 16	IFRS 16 Carrying Amount as of January 1, 2019
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Other financial assets - current	$213,638	$(1)	$213,637
Other current assets	123,273	(12,578)	110,695
Long-term prepayments for lease	351,677	(351,677)	-
Property, plant and equipment	7,010,539	(9,052)	7,001,487
Right-of-use assets	-	350,349	350,349
Investment properties	252,806	215,591	468,397
Other financial assets - non-current	34,116	(90)	34,026
Other intangible assets	1,009,399	(1,949)	1,007,450

Total effect on assets	$8,995,448	$190,593	$9,168,041

Obligation under leases - current	$-	$16,010	$16,010
Other current liabilities	195,497	(560)	194,937
Obligation under leases - non-current	-	182,884	182,884
Other current liabilities - non-current	44,799	(7,741)	37,058

Total effect on liabilities	$240,296	$190,593	$430,889

Adoption of IFRS 15 [member]
Statement [LineItems]
Summary of Impact on Assets, Liabilities and Equity by Applying IFRS 15

The impact on assets, liabilities and equity as of January 1, 2018 from the initial application of IFRS 15 is set out below:

	IAS 18 Carrying Amount as of January 1, 2018	Adjustments Arising from Initial Application	IFRS 15 Carrying Amount as of January 1, 2018
	NT$	NT$	NT$

Inventories	$24,260,911	$(1,381,778)	$22,879,133
Contract assets - current	-	1,971,107	1,971,107
Investments accounted for using the equity method	48,753,751	40,139	48,793,890
Deferred tax assets	4,001,821	(7,287)	3,994,534

Total effect on assets	$77,016,483	$622,181	$77,638,664

Current tax liabilities	$7,619,328	$5,078	$7,624,406
Deferred tax liabilities	4,961,487	90,071	5,051,558

Total effect on liabilities	$12,580,815	$95,149	$12,675,964

Retained earnings	$73,718,545	$521,849	$74,240,394
Non-controlling interests	13,190,129	5,183	13,195,312

Total effect on equity	$86,908,674	$527,032	$87,435,706

	IAS 18 Carrying Amount as of January 1, 2018	Adjustments Arising from Initial Application	IFRS 15 Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Inventories	$792,581	$(45,141)	$747,440
Contract assets - current	-	64,394	64,394
Investments accounted for using the equity method	1,592,739	1,311	1,594,050

	IAS 18 Carrying Amount as of January 1, 2018	Adjustments Arising from Initial Application	IFRS 15 Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets	$130,736	$(238)	$130,498

Total effect on assets	$2,516,056	$20,326	$2,536,382

Current tax liabilities	$248,916	$166	$249,082
Deferred tax liabilities	162,087	2,943	165,030

Total effect on liabilities	$411,003	$3,109	$414,112

Retained earnings	$2,408,316	$17,048	$2,425,364
Non-controlling interests	430,909	169	431,078

Total effect on equity	$2,839,225	$17,217	$2,856,442

Had the Group applied IAS 18 in the current year, the following adjustments should have been made to reflect the line items and balances under IFRS 15.

Impact on assets, liabilities and equity as of December 31, 2018

	NT$	US$ (Note 4)

Increase in inventories	$2,313,269	$75,572
Decrease in contract assets - current	(4,498,500)	(146,961)
Increase in trade receivables	1,073,368	35,066
Decrease in investments accounted for using the equity method	(37,312)	(1,219)
Increase in deferred tax assets	26,389	862

Decrease in assets	$(1,122,786)	$(36,680)

Decrease in current tax liabilities	$(47,028)	$(1,536)
Decrease in deferred tax liabilities	(141,934)	(4,637)

Decrease in liabilities	$(188,962)	$(6,173)

Decrease in retained earnings	$(933,310)	$(30,490)
Decrease in non-controlling interests	(514)	(17)

Decrease in equity	$(933,824)	$(30,507)

Impact on total comprehensive income for the year ended December 31, 2018

	NT$	US$ (Note 4)

Decrease in operating revenues	$(475,155)	$(15,523)
Decrease in operating costs	$(101,964)	$(3,331)
Increase in share of profit of associates and joint ventures	$2,828	$92
Decrease in income tax expense	$(81,908)	$(2,676)
Decrease in net profit and total comprehensive income for the year	$(406,792)	$(13,290)

Increase (decrease) in net profit and total comprehensive income attributable to:
Owners of the Company	$(411,461)	$(13,442)
Non-controlling interests	4,669	152
	$(406,792)	$(13,290)

Impact on earnings per share:
Decrease in basic earnings per share	$(0.10)	$(0.00)
Decrease in diluted earnings per share	$(0.10)	$(0.00)